UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07672

Name of Fund:      BlackRock New York Investment Quality Municipal Trust, Inc.

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock New York Investment
               Quality Municipal Trust, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock New York Investment Quality Municipal Trust (RNY)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—150.2%
		New York—136.9%
		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj.,
$95		Ser. A, 7.00%, 5/01/25	$80,741
60		Ser. A, 7.00%, 5/01/35	50,913
1,000		Albany Mun. Wtr. Fin. Auth., Wtr. Util. Impvts. Wtr. RB, Ser. B, 5.00%, 12/01/33, MBIA	1,007,470
		City of New York, Ad Valorem Ppty. Tax GO,
990	[1]	Ser. A, 6.00%, 5/15/10	1,058,280
10		Ser. A, 6.00%, 5/15/30	10,582
1,000		Convention Ctr. Operating Corp., Recreational Fac. Impvts. Hotel Occupancy Tax RB, Hotel Unit Fee Secured Proj., 5.00%, 11/15/44, AMBAC	1,026,690
		Dorm. Auth.,
750		Hlth., Hosp. & Nursing Home Impvts. RB, Lutheran Med. Ctr. Proj., 5.00%, 8/01/31, MBIA	774,495
1,000		Hlth., Hosp. & Nursing Home RB, Kateri Residence Proj., 5.00%, 7/01/22	1,031,970
1,000		Hlth., Hosp. & Nursing Home RB, Mount Sinai Hosp. Proj., Ser. A, 6.50%, 7/01/25	1,055,250
1,005		Misc. RB, St. Univ. Edl. Facs. Proj., 5.25%, 5/15/15, AMBAC	1,073,350
1,000	[1]	Univ. & Coll. Impvts. RB, Univ. of Rochester Proj., Ser. B, 5.625%, 7/01/09	1,044,780
100		Genesee Cnty. Indl. Dev. Agcy., Hlth., Hosp. & Nursing Home RB, United Mem. Med. Ctr. Proj., 5.00%, 12/01/27	96,046
150		Hsg. Fin. Agcy., St. Multi-Fam. Hsg. RB, Kensico Terrace Apts. Proj., Ser. B, 4.95%, 2/15/38, AMT	147,444
175		Liberty Dev. Corp. Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	180,577
2,000		Madison Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Colgate Univ. Proj., Ser. B, 5.00%, 7/01/23	2,066,640
250		Met. Transp. Auth., Trans. RB, Ser. B, 4.50%, 11/15/32, FSA	244,078
100		Mtg. Agcy., Local or Gtd. Hsg. RB, Ser. 143, 4.90%, 10/01/37, AMT	97,683
500		New York City Hsg. Dev. Corp., Local or Gtd. Hsg. RB, Ser. J-2, 4.75%, 11/01/27, AMT	485,400
250		New York City Hsg. Dev. Corp., Local or Gtd. Hsg. RB, Ser. B-1, 5.15%, 11/01/37, AMT	251,887
1,000		New York City Hsg. Dev. Corp., St. Multi-Fam. Hsg. RB, Ser. A, 5.25%, 5/01/30	1,030,260
		New York City Indl. Dev. Agcy.,
250		Coll. & Univ. RB, Polytechnic Univ. Proj., 5.25%, 11/01/37, ACA	253,742
500		Econ. Impvts. RB, IAC/Interactive Corp. Proj., 5.00%, 9/01/35	506,815
950		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	1,108,697
300		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	352,767
250		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/39, AMBAC	259,500
500		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/46, AMBAC	514,740
500		Recreational Fac. Impvts. RB, Yankee Stad. Pilot Proj., 5.00%, 3/01/36, MBIA	518,830
		New York City Mun. Wtr. Fin. Auth.,
1,000		Cash Flow Mgmt. Wtr. RB, Ser. C, 5.125%, 6/15/33	1,034,980
250		Wtr. RB, Ser. A, 4.25%, 6/15/33	232,893
250		Wtr. RB, Ser. A, 4.25%, 6/15/39, FSA	230,838
1,000		Wtr. RB, Ser. B, 5.00%, 6/15/36, FSA	1,032,920
2,000	[1]	New York City Transl. Fin. Auth., Pub. Impvts. Sales Tax RB, Ser. B, 6.00%, 5/15/10	2,137,940
1,000		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, Contl. Airlines Proj., 9.125%, 12/01/15, AMT	1,042,150
250		Rochester Hsg. Auth., Local Multi-Fam. Hsg. RB, Andrews Terrace LLC Proj., 4.70%, 12/20/38, AMT	235,085
2,000		Sales Tax Asset Receivables Corp., Pub. Impvts. Sales Tax RB, Ser. A, 5.00%, 10/15/32, AMBAC	2,077,040
500		Schenectady Indl. Dev. Agcy., Univ. & Coll. RB, Union Coll. Proj., 5.00%, 7/01/31	519,665
115		Suffolk Cnty. Indl. Dev. Agcy., Hlth., Hosp. & Nursing Home RB, Active Retirement Cmnty. Proj., 5.00%, 11/01/28	113,510
		Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB,
845	[1]	Ser. A, 5.00%, 1/01/12, MBIA	886,895
155		Ser. A, 5.00%, 1/01/32, MBIA	159,380
			26,032,923
		Puerto Rico—13.3%
500		Children's Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	504,435
315		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 7/01/34	320,512
800		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	808,312
745	[1]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	795,757
100		Tax Fing., Sales Tax RB, Ser. A, 5.25%, 8/01/57	104,755
			2,533,771
		Total Long-Term Investments (cost $27,582,422)	28,566,694
Shares
(000)
		MONEY MARKET FUND—1.6%
306	[2,3]	CMA New York Mun. Money Fund, 3.07% (cost $306,221)	306,221
Total Investments —151.8% (cost $27,888,6434)			$28,872,915
Liabilities in excess of other assets —(0.3)%			(56,025)
Preferred shares at redemption value, including dividends payable —(51.5)%			(9,801,799)
Net Assets Applicable to Common Shareholders —100%			$19,015,091

BlackRock New York Investment Quality Municipal Trust (RNY) (continued)
(Percentages shown are based on Net Assets)

1	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

2	Represents an investment in an affiliate.

3	Represents current yield as of July 31, 2007.

4	Cost for federal income tax purposes is $27,899,628. The net unrealized appreciation on a tax basis is $973,288, consisting of $1,088,973 gross unrealized appreciation and $115,685 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond

Item 2 –   Controls and Procedures

2(a) –      The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –   Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Investment Quality Municipal Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date:	September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date:	September 20, 2007